Schedule of Investments (unaudited)
December 31, 2024
iShares® Blockchain and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Capital Markets — 15.0%
Allfunds Group PLC	3,712	$19,422
Bitcoin Group SE(a)	3,234	168,639
Coinbase Global Inc., Class A(b)	15,540	3,858,582
Galaxy Digital Holdings Ltd.(b)	45,728	794,979
Robinhood Markets Inc., Class A(b)	5,776	215,214
SBI Holdings Inc.	2,600	65,302
Voyager Digital Ltd.(b)(c)	57,043	—
		5,122,138
Financial Services — 8.8%
Block Inc.(b)	5,154	438,039
Mastercard Inc., Class A	3,367	1,772,961
PayPal Holdings Inc.(b)	9,400	802,290
		3,013,290
Insurance — 0.2%
Poste Italiane SpA(d)	4,322	61,126
Interactive Media & Services — 5.5%
LY Corp.	25,300	66,895
Tencent Holdings Ltd.	33,600	1,793,327
		1,860,222
IT Services — 8.3%
Applied Digital Corp., NVS(a)(b)	138,603	1,058,927
DXC Technology Co.(b)	1,679	33,546
International Business Machines Corp.	7,395	1,625,643
NTT Data Group Corp.	5,500	104,582
		2,822,698
Media — 0.3%
Fox Corp., Class A, NVS	2,061	100,123
Semiconductors & Semiconductor Equipment — 9.7%
Advanced Micro Devices Inc.(a)(b)	12,822	1,548,770
Cambricon Technologies Corp. Ltd., Class A(b)	1,840	164,715
Nvidia Corp.	11,996	1,610,943
		3,324,428
Software — 50.2%
Bit Digital Inc.(a)(b)	131,741	386,001
Bitdeer Technologies Group, Class A, NVS(b)	29,250	633,847
Bitfarms Ltd./Canada(a)(b)	326,080	485,859
Cipher Mining Inc.(a)(b)	202,456	939,396
Cleanspark Inc.(a)(b)	244,142	2,248,548
Core Scientific Inc.(b)	206,119	2,895,972
Security	Shares	Value
Software (continued)
Hive Digital Technologies Ltd., NVS(a)(b)	110,783	$315,732
Hut 8 Corp., NVS(b)	66,106	1,354,512
IREN Ltd.(a)(b)	129,893	1,275,549
MARA Holdings Inc.(a)(b)	202,035	3,388,127
Northern Data AG(b)	4,539	210,142
Riot Platforms Inc.(a)(b)	154,627	1,578,742
Terawulf Inc.(b)	245,935	1,391,992
		17,104,419
Technology Hardware, Storage & Peripherals — 1.5%
Canaan Inc., ADR(a)(b)	248,652	509,737
Wireless Telecommunication Services — 0.1%
PLDT Inc.	915	20,454
Total Long-Term Investments — 99.6% (Cost: $24,321,110)		33,938,635
Short-Term Securities
Money Market Funds — 37.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(e)(f)(g)	12,732,383	12,738,750
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(e)(f)	50,000	50,000
Total Short-Term Securities — 37.5% (Cost: $12,787,621)		12,788,750
Total Investments — 137.1% (Cost: $37,108,731)		46,727,385
Liabilities in Excess of Other Assets — (37.1)%		(12,632,316)
Net Assets — 100.0%		$34,095,069

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Blockchain and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,894,621	$9,844,218 (a)	$—	$(669)	$580	$12,738,750	12,732,383	$48,451 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	50,000 (a)	—	—	—	50,000	50,000	1,061	—
				$(669)	$580	$12,788,750		$49,512	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	13	03/21/25	$146	$(1,595)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$31,264,031	$2,674,604	$—	$33,938,635
Short-Term Securities
Money Market Funds	12,788,750	—	—	12,788,750
	$44,052,781	$2,674,604	$—	$46,727,385

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Blockchain and Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,595)	$—	$—	$(1,595)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares